Discontinued Operations (Narrative) (Details)		3 Months Ended	12 Months Ended
	Feb. 08, 2016 CAD / shares shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($)	Oct. 10, 2016 shares	Feb. 08, 2016 USD ($)	Dec. 03, 2015 shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)						437,500.0
Perk Agreement | Secured Debt
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Settlement of Perk Loan in common stock | $			$ 1,000,000
Viggle | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration transferred | $					$ 5,110,000
Consideration received (in shares)	1,370,000
Contingent additional consideration (in shares)	2,000,000
Revenue threshold for earn-out provision | $					$ 130,000,000
Shares received (in shares)	130,000,000
Percentage of shares in escrow	37.50%
Shares restricted in escrow (in shares)	562,600
Gain on discontinued operation | $			$ 1,060,000
Viggle | Discontinued Operations, Disposed of by Sale | Scenario Threshold One
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment warrants (in shares)	1,000,000
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold (in dollars per share) | CAD / shares	CAD 12.50
Threshold consecutive trading days	20 days
Period to from closing of transaction	2 years
Viggle | Discontinued Operations, Disposed of by Sale | Scenario Threshold Two
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Warrants, exercise price per share (in dollars per warrant) | CAD / shares	CAD 6.25
Stock price threshold (in dollars per share) | CAD / shares	CAD 18.75
Threshold consecutive trading days	20 days
Period to from closing of transaction	2 years
Common Stock | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)		1,013,068		136,304
Common Stock | Subsequent Event | Gracenote Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares issued (shares)		357,032
Recognized gain | $		$ 593,000
Common Stock | Subsequent Event | Gracenote, Inc and Tribune Media Services, Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Recognized gain | $		$ 593,000